Condensed Statements of Change in Stockholders’ Equity (Deficit) and Redeemable Common Stock (Unaudited) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Stock
Statement [Line Items]
Balance	$ 173	$ 173		$ 173
Balance (in Shares)	1,728,078	1,728,078		1,728,078
Issuance of common stock to founders for cash			$ 144
Issuance of common stock to founders for cash (in Shares)			1,437,500
Sale of 294,598 Private Units			$ 29
Sale of 294,598 Private Units (in Shares)			294,598
Private warrant liability
Public warrant allocation
Accretion of common stock to redemption value
Forfeiture of founder’s shares
Forfeiture of founder’s shares (in Shares)			(4,020)
Net loss
Redemption of common stock
Balance	$ 173	$ 173	$ 173	$ 173
Balance (in Shares)	1,728,078	1,728,078	1,728,078	1,728,078
Additional Paid-in Capital
Statement [Line Items]
Balance		$ 4,262,491		$ 4,262,491
Issuance of common stock to founders for cash			24,856
Sale of 294,598 Private Units			2,945,951
Private warrant liability			(176,759)
Public warrant allocation			3,201,884
Accretion of common stock to redemption value		(1,094,157)	(1,733,440)	(4,262,491)
Forfeiture of founder’s shares
Net loss
Redemption of common stock
Balance		3,168,334	4,262,491
Accumulated Deficit
Statement [Line Items]
Balance	(5,835,694)	(1,127,612)		(1,127,612)
Issuance of common stock to founders for cash
Sale of 294,598 Private Units
Private warrant liability
Public warrant allocation
Accretion of common stock to redemption value	(307,596)	(5,344)		(2,207,898)
Forfeiture of founder’s shares
Net loss	(468,684)	(1,322,607)	(1,127,612)	(2,500,184)
Redemption of common stock
Balance	(6,611,974)	(2,455,563)	(1,127,612)	(5,835,694)
Common Stock Subject to Possible Redemption
Statement [Line Items]
Balance	$ 12,841,399	$ 52,323,289		$ 52,323,289
Balance (in Shares)	1,252,372	5,733,920		5,733,920
Issuance of common stock to founders for cash
Sale of 5,733,920 Units, net of underwriting discounts and offering costs			$ 50,589,849
Sale of 5,733,920 Units, net of underwriting discounts and offering costs (in Shares)			5,733,920
Sale of 294,598 Private Units
Private warrant liability
Public warrant allocation
Accretion of common stock to redemption value	$ 307,596	$ 1,099,501	1,733,440	$ 6,470,389
Forfeiture of founder’s shares
Net loss
Redemption of common stock				$ (45,952,279)
Redemption of common stock (in Shares)				(4,481,548)
Balance	$ 13,148,995	$ 53,422,790	$ 52,323,289	$ 12,841,399
Balance (in Shares)	1,252,372	5,733,920	5,733,920	1,252,372
Balance	$ (5,835,521)	$ 3,135,052		$ 3,135,052
Issuance of common stock to founders for cash			25,000
Sale of 5,733,920 Units, net of underwriting discounts and offering costs
Sale of 294,598 Private Units			2,945,980
Private warrant liability			(176,759)
Public warrant allocation			3,201,884
Accretion of common stock to redemption value	(307,596)	(1,099,501)	(1,733,440)	(6,470,389)
Forfeiture of founder’s shares
Net loss	(468,684)	(1,322,607)	(1,127,612)	(2,500,184)
Redemption of common stock
Balance	$ (6,611,801)	$ 712,944	$ 3,135,052	$ (5,835,521)